Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Accrued expenses and other current liabilities [Abstract]
Schedule of accrued expenses and other current liabilities
	As of December 31
	2014	2015
	RMB	RMB

Logistics expenses accruals	23,254	37,547
Advances from customers	9,596	18,318
Outsourced labor cost payable	7,934	4,342
Salary and welfare payable	8,000	17,686
Deferred government subsidy	3,030	-
Professional fee accruals	2,690	6,136
Marketing expenses accruals	4,859	12,507
Other tax payable	4,914	7,898
Receipt on behalf of merchants on Maikefeng marketplace(1)	-	42,471
Others	2,509	3,954

Accrued expenses and other current liabilities	66,786	150,859

(1)	Receipt on behalf of merchants on Maikefeng marketplace represents amount received from end customers on behalf of and payable to merchants on Maikefeng marketplace.